Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares		Jun. 30, 2025	Dec. 31, 2024
Supplementary Financial Statement Information [Abstract]
Ordinary shares, par value (in Dollars per share) (in Dollars per share)	[1]
Ordinary shares, shares authorized	[1]	150,000,000	15,000,000
Ordinary shares, shares issued	[1]	2,727,048	1,618,958
Ordinary shares, shares outstanding	[1]	2,727,048	1,618,958

[1]	Post reverse split, see Note 5A.